1. GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Dividends And Interest On Capital Receivable
Schedule of disclosure of subsidiaries

Companies related to the continuing operations

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
Oi Holanda	Raising funds in the international market	The Netherlands	100%		100%
Portugal Telecom Internacional Finance B.V	Raising funds in the international market	The Netherlands	100%		100%
CVTEL, BV	Investment management	The Netherlands	100%		100%
Carrigans Finance S.à.r.l.	Investment management	Luxembourg	100%		100%
Rio Alto Gestão de Créditos e Participações S.A. (“Rio Alto”)	Receivables portfolio management and interests in other entities	Brazil	100%		100%
Oi Serviços Financeiros S.A. (“Oi Serviços Financeiros”)	Financial services	Brazil	99.87%	0.13%	99.87%	0.13%
Bryophyta SP Participações S.A.	Development, building, and operation of telecommunications networks	Brazil	99.80%	0.20%	99.80%	0.20%
Telemar	Fixed telephony – Region I	Brazil	100%		100%
Paggo Empreendimentos S.A.	Payment and credit systems	Brazil		100%		100%
Paggo Acquirer Gestão de Meios de Pagamentos Ltda.	Payment and credit systems	Brazil		100%		100%
Paggo Administradora Ltda. (“Paggo Administradora”)	Payment and credit systems	Brazil		100%		100%
Serede – Serviços de Rede S.A. (“Serede”)	Network services	Brazil	17.51%	82.49%	17.51%	82.49%
Brasil Telecom Call Center S.A. (“BrT Call Center”)	Call center and telemarketing services	Brazil		100%		100%
BrT Card Serviços Financeiros Ltda. (“BrT Card”)	Financial services	Brazil		100%		100%
Pointer Networks S.A. (“Pointer”)	Wi-Fi internet	Brazil		100%		100%
Pointer Peru S.A.C	Wi-Fi internet	Peru		99.96%		100%
VEX Venezuela C.A	Wi-Fi internet	Venezuela		100%		100%
VEX USA Inc.	Wi-Fi internet	United States of America		100%		100%
VEX Ukraine LLC	Wi-Fi internet	Ukraine		40%		40%
PT Participações, SGPS, S.A. (“PT Participações”)	Management of equity investments	Portugal	100%		100%
Oi Investimentos Internacionais S.A. (“Oi Investimentos”)	Business consulting and management services, preparation of projects and economic studies, and investment management	Portugal		100%		100%
Africatel GmbH & Co.KG.	Investment management	Germany		100%		100%
Africatel GmbH	Investment management	Germany		100%		100%
Africatel Holdings, BV	Investment management	The Netherlands		86%		86%
TPT - Telecomunicações Publicas de Timor, S.A. (“TPT”)	Provision of telecommunications, multimedia and IT services, and purchase and sale of related products in Timor	Portugal		76.14%		76.14%
Directel - Listas Telefónicas Internacionais, Lda. (“Directel”)	Telephone directory publishing and operation of related databases, in international operations	Portugal		100%		100%
Directel Cabo Verde – Serviços de Comunicação, Lda.	Telephone directory publishing and operation of related databases in Cape Verde	Cape Verde		60%		60%
Kenya Postel Directories, Ltd.	Production, publishing and distribution of telephone directories and other publications	Kenya		60%		60%
Elta - Empresa de Listas Telefónicas de Angola, Lda.	Telephone directory publishing	Angola		55%		55%
Timor Telecom, S.A.	Telecommunications services concessionaire in Timor	Timor		44%		44%
LTM - Listas Telefónicas de Moçambique, Lda.	Management, publishing, operation and sale of telecommunications subscriber and classified ads directories	Mozambique		50%		50%
Cozani RJ Infraestrutura e Redes de Telecomunicações S.A.	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	0.05%	99.95%
Jonava RJ Infraestrutura e Redes de Telecomunicações S.A	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	0.08%	99.92%
Garliava RJ Infraestrutura e Redes de Telecomunicações S.A	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	0.08%	99.92%

Companies/businesses classified as assets held for sale and related to discontinued operations

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
Oi Móvel (*)	Mobile telephony – Regions I, II, and III	Brazil		100%		100%
Brasil Telecom Comunicação Multimídia S.A. (“BrT Multimídia”)	Telecommunications in general	Brazil		100%		100%
Drammen RJ Infraestrutura e Redes de Telecomunicações S.A.	Infrastructure maintenance and leasing services and provision of telecommunications services	Brazil	48.37%	51.63%

(*) Only the Mobility business (UPI Mobile Assets) and the TV business (UPI TVCo) of Oi Móvel

Companies classified as assets held for sale

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
CST – Companhia Santomense de Telecomunicações, S.A.R.L.	Operation of fixed and mobile telecommunication public services in Sao Tomé and Principe	Sao Tomé		51%		51%
Calitéia RJ Infraestrutura e Redes de Telecomunicações S.A.	Infrastructure maintenance and leasing services	Brazil	0.01%	99.99%

The equity interests in joint arrangements and interests in associates are measured using the equity method and are as follows:

Company	Core business	Home country	Direct 2020	Indirect 2020	Direct 2019	Indirect 2019
Companhia AIX de Participações (“AIX”)	Data traffic	Brazil		50%		50%
Paggo Soluções e Meios de Pagamento S.A. (“Paggo Soluções”)	Financial company	Brazil		50%		50%
Hispamar Satélites S.A. (“Hispamar”)	Satellite operation	Brazil		19.04%		19.04%